Derivatives (Cash Collateral) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments [Abstract]
Derivative, Collateral, Obligation to Return Cash	CAD 107	CAD 91
Derivative, Collateral, Right to Reclaim Cash	29	52
Collateral Already Posted, Aggregate Fair Value	CAD 475	CAD 445